Value Line Small Cap Opportunities Fund, Inc.
Schedule of Investments (unaudited)
March 31, 2024

Shares		Value
COMMON STOCKS 95.6%
CONSUMER DISCRETIONARY 10.2%
	APPAREL 1.7%
71,700	Crocs, Inc.(1)	$10,310,460
	ENGINEERING & CONSTRUCTION 1.8%
24,400	TopBuild Corp.(1)	10,753,812
	ENTERTAINMENT 2.1%
102,272	Churchill Downs, Inc.	12,656,160
	HOME BUILDERS 1.4%
20,800	Cavco Industries, Inc.(1)	8,300,448
	HOUSEHOLD PRODUCTS 0.4%
23,000	Helen of Troy Ltd.(1)	2,650,520
	LEISURE TIME 0.4%
42,700	Planet Fitness, Inc. Class A(1)	2,674,301
	RETAIL 2.4%
41,600	Texas Roadhouse, Inc.	6,425,952
21,800	Wingstop, Inc.	7,987,520
		14,413,472
		61,759,173
CONSUMER STAPLES 2.7%
	FOOD 2.7%
68,800	J & J Snack Foods Corp.	9,945,728
5,600	Lancaster Colony Corp.	1,162,728
47,900	Post Holdings, Inc.(1)	5,090,812
		16,199,268
FINANCIALS 10.8%
	BANKS 1.8%
206,496	First Financial Bankshares, Inc.	6,775,134
38,900	Walker & Dunlop, Inc.	3,931,234
		10,706,368
	DIVERSIFIED FINANCIALS 1.3%
104,422	Stifel Financial Corp.	8,162,667
	INSURANCE 7.7%
42,000	Assured Guaranty Ltd.	3,664,500
44,400	Primerica, Inc.	11,231,424
131,900	RLI Corp.	19,583,193
110,193	Selective Insurance Group, Inc.	12,029,770
		46,508,887
		65,377,922
HEALTHCARE 8.0%
	COMMERCIAL SERVICES 0.3%
26,651	AMN Healthcare Services, Inc.(1)	1,665,954
	HEALTHCARE PRODUCTS 0.9%
14,900	CONMED Corp.	1,193,192
18,100	Penumbra, Inc.(1)	4,039,558
		5,232,750
	HEALTHCARE SERVICES 6.8%
19,000	Chemed Corp.	12,196,670
92,500	Ensign Group, Inc.	11,508,850
22,100	Medpace Holdings, Inc.(1)	8,931,715
Shares		Value
COMMON STOCKS 95.6% (continued)
HEALTHCARE 8.0% (continued)
	HEALTHCARE SERVICES 6.8% (continued)
77,800	US Physical Therapy, Inc.	$8,781,286
		41,418,521
		48,317,225
INDUSTRIALS 44.6%
	BUILDING MATERIALS 6.2%
208,500	AAON, Inc.	18,368,850
26,500	Lennox International, Inc.	12,952,140
64,000	Trex Co., Inc.(1)	6,384,000
		37,704,990
	COMMERCIAL SERVICES 3.3%
20,100	ASGN, Inc.(1)	2,105,676
48,500	FTI Consulting, Inc.(1)	10,199,065
55,400	TriNet Group, Inc.	7,339,946
		19,644,687
	COMPUTERS 6.4%
45,000	CACI International, Inc. Class A(1)	17,047,350
397,500	ExlService Holdings, Inc.(1)	12,640,500
11,966	MAXIMUS, Inc.	1,003,947
59,600	Science Applications International Corp.	7,771,244
		38,463,041
	DISTRIBUTION/WHOLESALE 1.5%
51,100	SiteOne Landscape Supply, Inc.(1)	8,919,505
	ELECTRICAL EQUIPMENT 1.7%
37,000	Acuity Brands, Inc.	9,943,010
6,000	EnerSys	566,760
		10,509,770
	ELECTRONICS 2.4%
93,000	Woodward, Inc.	14,333,160
	ENGINEERING & CONSTRUCTION 8.9%
80,600	Comfort Systems USA, Inc.	25,607,426
42,600	EMCOR Group, Inc.	14,918,520
162,600	Exponent, Inc.	13,445,394
		53,971,340
	HAND/MACHINE TOOLS 2.1%
24,300	Franklin Electric Co., Inc.	2,595,483
52,100	MSA Safety, Inc.	10,086,039
		12,681,522
	MACHINERY - DIVERSIFIED 3.9%
23,300	Applied Industrial Technologies, Inc.	4,602,915
18,700	Kadant, Inc.	6,135,470
61,647	Watts Water Technologies, Inc. Class A	13,103,070
		23,841,455
	METAL FABRICATE/HARDWARE 2.3%
52,500	RBC Bearings, Inc.(1)	14,193,375
	MISCELLANEOUS MANUFACTURERS 4.0%
19,400	Carlisle Cos., Inc.	7,601,890
13,200	Enpro, Inc.	2,227,764
169,003	Federal Signal Corp.	14,343,285
		24,172,939
See Supplementary Notes to Financial Statements.

0

Schedule of Investments (unaudited) (continued)

Shares		Value
COMMON STOCKS 95.6% (continued)
INDUSTRIALS 44.6% (continued)
	RETAIL 0.4%
48,600	Rush Enterprises, Inc. Class A	$2,601,072
	TRANSPORTATION 1.1%
33,800	Landstar System, Inc.	6,515,288
	TRUCKING & LEASING 0.4%
16,800	GATX Corp.	2,251,704
		269,803,848
INFORMATION TECHNOLOGY 14.9%
	COMMERCIAL SERVICES 0.5%
41,900	Alarm.com Holdings, Inc.(1)	3,036,493
	COMPUTERS 2.5%
60,800	Crane NXT Co.	3,763,520
40,800	Insight Enterprises, Inc.(1)	7,569,216
21,700	Qualys, Inc.(1)	3,621,079
		14,953,815
	ELECTRICAL EQUIPMENT 0.4%
9,200	Littelfuse, Inc.	2,229,620
	ELECTRONICS 2.6%
81,700	Badger Meter, Inc.	13,219,877
21,400	TD SYNNEX Corp.	2,420,340
		15,640,217
	INTERNET 2.0%
158,400	ePlus, Inc.(1)	12,440,736
	MISCELLANEOUS MANUFACTURERS 2.2%
70,200	Fabrinet(1)	13,269,204
	SOFTWARE 4.7%
10,902	Appfolio, Inc. Class A(1)	2,689,959
104,500	SPS Commerce, Inc.(1)	19,322,050
76,400	Workiva, Inc.(1)	6,478,720
		28,490,729
		90,060,814
MATERIALS 3.7%
	CHEMICALS 1.7%
30,300	Balchem Corp.	4,694,985
26,700	Quaker Chemical Corp.	5,480,175
		10,175,160
	PACKAGING & CONTAINERS 2.0%
28,200	AptarGroup, Inc.	4,057,698
172,600	Silgan Holdings, Inc.	8,381,456
		12,439,154
		22,614,314
UTILITIES 0.7%
	WATER 0.7%
59,900	American States Water Co.	4,327,176
TOTAL COMMON STOCKS (Cost $290,520,549)		578,459,740
Shares		Value
SHORT-TERM INVESTMENTS 4.2%
	MONEY MARKET FUNDS 4.2%
25,540,109	State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(2)	$25,540,109
TOTAL SHORT-TERM INVESTMENTS (Cost $25,540,109)		25,540,109
TOTAL INVESTMENTS IN SECURITIES 99.8% (Cost $316,060,658)		$603,999,849
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		1,009,883
NET ASSETS(3) 100.0%		$605,009,732

(1)	Non-income producing.
(2)	Rate reflects 7 day yield as of March 31, 2024.
(3)
For federal income tax purposes, the aggregate cost was
$316,060,658, aggregate gross unrealized appreciation
was $290,160,896, aggregate gross unrealized
depreciation was $2,221,705 and the net unrealized
appreciation was $287,939,191.

See Supplementary Notes to Financial Statements.

1

Supplementary Notes to Schedule of Investments

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
•
Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
•
Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
•
Level 3 - Inputs that are unobservable.
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2024:
Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$578,459,740	$—	$—	$578,459,740
Short-Term Investments	25,540,109	—	—	25,540,109
Total Investments in Securities	$603,999,849	$—	$—	$603,999,849

*	See Schedule of Investments for further breakdown by category.
An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.
During the period ended March 31, 2024, there were no Level 3 investments.

2